COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands					12 Months Ended
	Sep. 02, 2020	Aug. 20, 2020	Jul. 15, 2020	Jul. 03, 2020	Dec. 31, 2021	Jun. 30, 2021
Loss Contingencies [Line Items]
Loss contingency collateral amount					$ 24,000
Collateral amount					$ 0
Loss Contingency, Estimated Recovery from Third Party					$140
OFAC
Loss Contingencies [Line Items]
Final settlement offer, Litigation reserve						$ 1,400
Mastercard Security Agreement
Loss Contingencies [Line Items]
Amount of collateral transferred and designated	$ 24,000	$ 24,000	$ 35,000	$ 50,000
CNBV and Bank of Mexico
Loss Contingencies [Line Items]
Maximum amount of exposure					$ 2,250